Segment Data - Revenues by Organizational Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 8,446	$ 8,054	$ 7,708
Medical [Member]
Segment Reporting Information [Line Items]
Revenues	4,573	4,306	4,091
Medical [Member] | Medical Surgical Systems [Member]
Segment Reporting Information [Line Items]
Revenues	2,307	2,196	2,105
Medical [Member] | Diabetes Care [Member]
Segment Reporting Information [Line Items]
Revenues	1,037	969	911
Medical [Member] | Pharmaceutical Systems [Member]
Segment Reporting Information [Line Items]
Revenues	1,229	1,142	1,074
Life Sciences [Member]
Segment Reporting Information [Line Items]
Revenues	3,872	3,748	3,618
Life Sciences [Member] | Preanalytical Systems [Member]
Segment Reporting Information [Line Items]
Revenues	1,412	1,352	1,301
Life Sciences [Member] | Diagnostic Systems [Member]
Segment Reporting Information [Line Items]
Revenues	1,301	1,294	1,237
Life Sciences [Member] | Biosciences [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,159	$ 1,102	$ 1,080